Group statement of comprehensive income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Gains on valuation of available-for-sale financial assets, net of related tax charge	$ (3)	$ 0	$ 0
Exchange (losses)/gains on retranslation of foreign operations, net of related tax credit	1	(3)	(1)
Re-measurement (losses)/gains on defined benefit plans, related tax credit/(charge)	$ 0	$ 4	$ (4)